S-K 1603(a) SPAC Sponsor	Aug. 04, 2026
SPAC Sponsor [Line Items]
SPAC Sponsor Form of Organization	Limited Liability Company
SPAC Sponsor Business, General Character [Text Block]	Although our sponsor is permitted to undertake any activities permitted under the Limited Liability Companies Act (as amended) of the Cayman Islands, the sponsor’s limited liability company agreement and other applicable law, our sponsor’s business is focused on investing in our company.
SPAC Sponsor Name	FDB III
Material Roles and Responsibilities [Text Block]

Ian Hanna has served as our Chairman, Chief Executive Officer, Chief Financial Officer and a director since March 2026. Since November 2025, Mr. Hanna has served as the Chief Operating Officer and Executive Director of ARC Group Acquisition I Corp, a special purpose acquisition company that completed its initial public offering in May 2026. Mr. Hanna has served as a director of ARC Group Securities Acquisition II since October 2025, and served as its Chairman and Chief Executive Officer from October 2025 through July 2026 and Chief Financial Officer from November 2025 through July 2026. Mr. Hanna has also served as Chairman, Chief Executive Officer and a director of ARC Group Securities Acquisition I since October 2025, and served as its Chief Financial Officer from November 2025 through May 2026. Mr. Hanna has served as Chairman, Chief Executive Officer, and a director of ARC Group Acquisition II Corp since October 2025, and has served as its Chief Financial Officer since November 2025, a blank check company incorporated in the British Virgin Islands formed for the purpose of effecting its own business combination. Mr. Hanna has served as a director, Chairman, Chief Executive Officer, and Chief Financial Officer of Norient Acquisition since March 2026, a blank check company incorporated under the laws of the Cayman Islands and formed for the purpose of effecting its own business combination. Mr. Hanna is also the Chief Executive Officer of ARC Group Securities LLC, a FINRA-registered broker-dealer, and a wholly owned subsidiary of ARC Group Limited, a global investment bank and management consultancy firm, where he has served as Partner since March 2025 and as a Managing Director since November 2021. Before joining ARC Group Limited, Mr. Hanna served as the Chief Executive Officer of Giga Carbon Neutrality, where he laid the foundation and led a global team through every aspect of the business to bring zero-emission transportation solutions to market. Previously, from March 2006 to February 2021, Mr. Hanna was an Engineer and People Leader at General Motors. During his 15-year tenure at General Motors, Mr. Hanna held assignments in the United States, South Korea, and China, where he contributed to the development of battery electric vehicles (BEVs) in areas such as performance, design, and manufacturing. With extensive experience in mergers and acquisitions, capital markets, and technical innovation, Mr. Hanna has worked with industry-leading companies to secure strategic partnerships and drive growth. Mr. Hanna received a Master’s degree in Automotive and Manufacturing Engineering and a Bachelor’s degree in Mechanical Engineering from the University of Michigan.

The Board believes Mr. Hanna is qualified to serve on our board of directors due to his extensive and varied deal experience throughout his career, including his prior special purpose acquisition company experience.

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